RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31
	2023	2022

Salaries and related expenses	70,863	438,217
IPR&D	1,661,707	-
Share based compensation	-	3,024
Subcontractors	138,478	120,360
Depreciation	12,961	22,034
Travel expenses	-	229
Vehicle maintenance	14,598	30,887
Rent and asset management	14,093	35,556
Laboratory and field tests	1,889	89,717
Other expenses	23,645	30,802
Research and development expenses	1,938,234	770,826